Northern Lights Fund Trust

CMG Tactical Futures Strategy Fund

CMG Global Equity Fund

CMG Tactical Bond Fund

Incorporated herein by reference is the definitive version of the supplement for the CMG Tactical Futures Strategy Fund, CMG Global Equity Fund, and CMG Tactical Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 12, 2015, (SEC Accession No. 0001580642-15-001238).